Equity Method Investments	6 Months Ended
Jun. 30, 2026
Equity Method Investments [Abstract]
Equity Method Investments
8.	Equity Method Investments:

Details of the Company’s equity method investments are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 8, 2026, and are supplemented by the below new activities within the period.

On February 6, 2026, RGI Marine Holdings AS (“RGI”), in which the Company had a 76.2% equity interest, entered into a share sale and purchase agreement to dispose its 45% equity interest in Wind Energy Construction AS (“WEC”) for Euro 15.5 million (or $17,980). The transaction was completed on June 4, 2026, resulting in gain on disposal of equity method investment of $523, which is presented under “Gain on disposal of equity method investment” in the accompanying unaudited interim condensed consolidated statement of operations.

From January 1, 2026 and up until the date of the disposal and for the six-month period ended June 30, 2025, loss on equity method investment amounted to $7 and $44, respectively, and are presented under “Loss on equity method investment” in the accompanying unaudited interim condensed consolidated statement of operations.